Segment information (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 47,665,674	$ 58,829,900
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	47,109,549	58,129,408
Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 556,125	$ 700,492